Changes in Accounting Policies - Summary of Effects Resulting from Classification and Measurement of Financial Instruments (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	₩ 1,110,316	₩ 664,726	₩ 887,007
Derivative financial assets	(30,956)	₩ (55,444)	₩ (253,213)
Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	(4,389)
Reclassification of accumulated OCI to retained earnings	5,336
Increase (decrease) in retained earnings	4,389
Change in fair value of financial assets recognized in profit before income tax	1,984
Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	222,257
Derivative financial assets	222,257
Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable - other	1,074,063
Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	5,441
Financial assets available -for- sale under IAS 39 reclassified to debt instrument at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification of retained earnings to accumulated OCI	90,322
Increase (decrease) in accumulated OCI	5,441
Beneficiary Certificates and equity investments [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	205,435
Redeemable convertible preferred stock [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	15,342
Marketable Equity Securities [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	713,613
Marketable Equity Securities [member] | Financial assets available -for- sale under IAS 39 reclassified to equity investments at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	713,399
Marketable Equity Securities [member] | Financial assets available -for- sale under IAS 39 reclassified to debt instrument at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets	₩ 214